Consolidated Statements of Loss and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 689,158	$ 381,756
Commissions and other agent-related costs	626,285	349,806
Gross Profit	62,873	31,950
General and administrative expenses	42,913	24,155
Marketing expenses	38,611	22,674
Research and development expenses	7,359	4,867
Operating Loss	(26,010)	(19,746)
Other income (expenses), net	(587)	729
Listing expenses		(151)
Finance expenses, net	(619)	(1,167)
Net Loss	(27,216)	(20,335)
Net income attributable to noncontrolling interests	285	242
Net Loss Attributable to the Owners of the Company	(27,501)	(20,577)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Cumulative (gain)/loss on investments in debt instruments classified as FVTOCI reclassified to profit or loss	330	(407)
Foreign currency translation adjustment	(28)	285
Total Comprehensive Loss Attributable to Owners of the Company	(27,199)	(20,699)
Total Comprehensive Income Attributable to NCI	285	242
Total Comprehensive Loss	$ (26,914)	$ (20,457)
Loss per share
Basic loss per share	$ (0.15)	$ (0.12)
Diluted loss per share	$ (0.15)	$ (0.12)
Weighted-average shares, basic	178,127	178,201
Weighted-average shares, diluted	178,127	178,201